September 27, 2013 Via Edgar
ATTORNEYS AT LAW

777 EAST WISCONSIN AVENUE
MILWAUKEE, WI  53202-5306
414.271.2400 TEL
414.297.4900 FAX
www.foley.com

WRITER’S DIRECT LINE
414.297.5596
pfetzer@foley.com EMAIL

CLIENT/MATTER NUMBER
060587-0103

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 30549
Re:	FMI Funds, Inc. – Preliminary Proxy Materials

Ladies and Gentlemen:

On behalf of FMI Funds, Inc., a Maryland corporation (the “Company”), we are hereby transmitting for filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the Company’s preliminary notice of special meeting, preliminary proxy statement and preliminary form of proxy (under the cover page required by Rule 14a-6(m) and Schedule 14A of the Exchange Act) for use in conjunction with a special meeting of shareholders of the FMI Focus Fund, the FMI Large Cap Fund and the FMI International Fund, all of the series of the Company (the “Special Meeting”).

The only substantive matters to be considered at the Special Meeting are: (1) the approval of an agreement and plan of reorganization (this relates only to the FMI Focus Fund); and (2) the election of seven directors to the Board of Directors.

If you have any questions or comments regarding this filing, please call Peter D. Fetzer at (414) 297-5596.

Very truly yours,

/s/Peter D. Fetzer

Peter D. Fetzer

Attachments

BOSTON BRUSSELS CHICAGO DETROIT JACKSONVILLE	LOS ANGELES MADISON MILWAUKEE NEW YORK ORLANDO	SACRAMENTO SAN DIEGO SAN DIEGO/DEL MAR SAN FRANCISCO SILICON VALLEY	TALLAHASSEE TAMPA TOKYO WASHINGTON, D.C.